Derivative Financial Instruments and Off-balance sheet Financial Instruments - CDS notional amounts by credit rating (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Credit Derivatives
Notional amount	$ 1,990	$ 3,148
Credit default contracts
Credit Derivatives
Notional amount		5
Fair value		0
Credit default contracts | Single name
Credit Derivatives
Notional amount		5
Fair value		0
AA | Credit default contracts
Credit Derivatives
Notional amount		0
AA | Credit default contracts | Single name
Credit Derivatives
Notional amount		0
A | Credit default contracts
Credit Derivatives
Notional amount		0
A | Credit default contracts | Single name
Credit Derivatives
Notional amount		0
BBB | Credit default contracts
Credit Derivatives
Notional amount		0
BBB | Credit default contracts | Single name
Credit Derivatives
Notional amount		0
BB and lower | Credit default contracts
Credit Derivatives
Notional amount		5
BB and lower | Credit default contracts | Single name
Credit Derivatives
Notional amount		$ 5